Other payables	12 Months Ended
Dec. 31, 2012
Other payables [Abstract]
Other payables

Note 12 - Other payables

Other payables as of December 31, 2012 and 2011 consisted of the following:

	2012	2011

Accrued professional fees	$-	$68
Accrued transportation expenses	70	34
Others	165	151
Other taxes payable	144	91
Other payables	$379	$344